Popular, Inc. (Holding company only) (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Consolidating Statement of Financial Condition

	At December 31, 2014
			All other
	Popular Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$20,448	$608	$380,890	$(20,851)	$381,095
Money market investments	19,747	357	1,803,639	(1,357)	1,822,386
Trading account securities, at fair value	1,640	-	136,887	-	138,527
Investment securities available-for-sale, at
fair value	231	-	5,314,928	-	5,315,159
Investment securities held-to-maturity, at
amortized cost	-	-	103,170	-	103,170
Other investment securities, at lower of cost
or realizable value	9,850	4,492	147,564	-	161,906
Investment in subsidiaries	4,878,866	1,353,616	-	(6,232,482)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	106,104	-	106,104
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	55,486	-	19,496,569	(53,769)	19,498,286
Loans covered under loss sharing
agreements with the FDIC	-	-	2,542,662	-	2,542,662
Less - Unearned income	-	-	93,835	-	93,835
Allowance for loan losses	41	-	601,751	-	601,792
Total loans held-in-portfolio, net	55,445	-	21,343,645	(53,769)	21,345,321
FDIC loss share asset	-	-	542,454	-	542,454
Premises and equipment, net	2,512	-	492,069	-	494,581
Other real estate not covered under loss
sharing agreements with the FDIC	90	-	135,410	-	135,500
Other real estate covered under loss
sharing agreements with the FDIC	-	-	130,266	-	130,266
Accrued income receivable	75	112	121,657	(26)	121,818
Mortgage servicing assets, at fair value	-	-	148,694	-	148,694
Other assets	67,962	26,514	1,570,094	(18,127)	1,646,443
Goodwill	-	-	465,677	(1)	465,676
Other intangible assets	555	-	37,040	-	37,595
Total assets	$5,057,421	$1,385,699	$32,980,188	$(6,326,613)	$33,096,695
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,804,599	$(20,851)	$5,783,748
Interest bearing	-	-	19,025,144	(1,357)	19,023,787
Total deposits	-	-	24,829,743	(22,208)	24,807,535
Federal funds purchased and assets
sold under agreements to repurchase	-	-	1,271,657	-	1,271,657
Other short-term borrowings	-	8,169	66,800	(53,769)	21,200
Notes payable	740,812	148,988	822,028	-	1,711,828
Other liabilities	49,226	6,872	974,147	(18,216)	1,012,029
Liabilities from discontinued operations	-	-	5,064	-	5,064
Total liabilities	790,038	164,029	27,969,439	(94,193)	28,829,313
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,036	2	56,307	(56,309)	1,036
Surplus	4,187,931	4,269,208	5,931,161	(10,191,842)	4,196,458
Retained earnings (accumulated deficit)	262,244	(3,043,476)	(747,702)	3,782,651	253,717
Treasury stock, at cost	(4,116)	-	(1)	-	(4,117)
Accumulated other comprehensive loss,
net of tax	(229,872)	(4,064)	(229,016)	233,080	(229,872)
Total stockholders' equity	4,267,383	1,221,670	5,010,749	(6,232,420)	4,267,382
Total liabilities and stockholders' equity	$5,057,421	$1,385,699	$32,980,188	$(6,326,613)	$33,096,695

Condensed Consolidating Statement of Financial Condition

	At December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Assets:
Cash and due from banks	$10,595	$616	$422,967	$(10,967)	$423,211
Money market investments	18,721	4,804	839,732	(4,804)	858,453
Trading account securities, at fair value	1,353	-	338,390	-	339,743
Investment securities available-for-sale, at
fair value	204	-	5,294,596	-	5,294,800
Investment securities held-to-maturity, at
amortized cost	-	-	140,496	-	140,496
Other investment securities, at lower of cost
or realizable value	10,850	4,492	166,410	-	181,752
Investment in subsidiaries	4,856,566	1,670,809	-	(6,527,375)	-
Loans held-for-sale, at lower of cost or
fair value	-	-	110,426	-	110,426
Loans held-in-portfolio:
Loans not covered under loss sharing
agreements with the FDIC	521,092	-	21,702,418	(519,500)	21,704,010
Loans covered under loss sharing
agreements with the FDIC	-	-	2,984,427	-	2,984,427
Less - Unearned income	-	-	92,144	-	92,144
Allowance for loan losses	304	-	640,251	-	640,555
Total loans held-in-portfolio, net	520,788	-	23,954,450	(519,500)	23,955,738
FDIC loss share asset	-	-	948,608	-	948,608
Premises and equipment, net	2,135	-	517,381	-	519,516
Other real estate not covered under loss
sharing agreements with the FDIC	-	-	135,501	-	135,501
Other real estate covered under loss
sharing agreements with the FDIC	-	-	168,007	-	168,007
Accrued income receivable	64	114	131,368	(10)	131,536
Mortgage servicing assets, at fair value	-	-	161,099	-	161,099
Other assets	66,577	19,407	1,642,760	(41,186)	1,687,558
Goodwill	-	-	647,757	-	647,757
Other intangible assets	554	-	44,578	-	45,132
Total assets	$5,488,407	$1,700,242	$35,664,526	$(7,103,842)	$35,749,333
Liabilities and Stockholders' Equity
Liabilities:
Deposits:
Non-interest bearing	$-	$-	$5,933,649	$(10,967)	$5,922,682
Interest bearing	-	-	20,793,267	(4,804)	20,788,463
Total deposits	-	-	26,726,916	(15,771)	26,711,145
Assets sold under agreements to repurchase	-	-	1,659,292	-	1,659,292
Other short-term borrowings	-	-	920,700	(519,500)	401,200
Notes payable	822,351	149,663	612,740	-	1,584,754
Other liabilities	39,906	39,245	728,899	(41,258)	766,792
Total liabilities	862,257	188,908	30,648,547	(576,529)	31,123,183
Stockholders' equity:
Preferred stock	50,160	-	-	-	50,160
Common stock	1,034	2	56,079	(56,081)	1,034
Surplus	4,161,625	4,479,208	6,056,774	(10,527,455)	4,170,152
Retained earnings (accumulated deficit)	602,957	(2,940,509)	(907,972)	3,839,954	594,430
Treasury stock, at cost	(881)	-	-	-	(881)
Accumulated other comprehensive
loss, net of tax	(188,745)	(27,367)	(188,902)	216,269	(188,745)
Total stockholders' equity	4,626,150	1,511,334	5,015,979	(6,527,313)	4,626,150
Total liabilities and stockholders' equity	$5,488,407	$1,700,242	$35,664,526	$(7,103,842)	$35,749,333

Schedule of Condensed Income Statement [Table Text Block]
Condensed Consolidating Statement of Operations

	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Loans	$1,294	$-	$1,478,658	$(1,202)	$1,478,750
Money market investments	20	7	4,219	(22)	4,224
Investment securities	617	322	131,692	-	132,631
Trading account securities	-	-	17,938	-	17,938
Total interest and dividend income	1,931	329	1,632,507	(1,224)	1,633,543
Interest expense:
Deposits	-	-	105,095	(8)	105,087
Short-term borrowings	-	405	68,187	(1,216)	67,376
Long-term debt	492,657	10,826	12,525	-	516,008
Total interest expense	492,657	11,231	185,807	(1,224)	688,471
Net interest (expense) income	(490,726)	(10,902)	1,446,700	-	945,072
Provision for loan losses- non-covered loans	(200)	-	224,199	-	223,999
Provision for loan losses- covered loans	-	-	46,135	-	46,135
Net interest (expense) income
after provision for loan losses	(490,526)	(10,902)	1,176,366	-	674,938
Service charges on deposit accounts	-	-	158,637	-	158,637
Other service fees	-	-	228,006	(2,741)	225,265
Mortgage banking activities	-	-	30,615	-	30,615
Net loss and valuation adjustments on
investment securities	-	-	(870)	-	(870)
Trading account (loss) profit	(40)	-	4,398	-	4,358
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	40,591	-	40,591
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(40,629)	-	(40,629)
FDIC loss share expense	-	-	(103,024)	-	(103,024)
Other operating income (loss)	12,291	(16)	59,306	(9)	71,572
Total non-interest income (loss)	12,251	(16)	377,030	(2,750)	386,515
Operating expenses:
Personnel costs	39,457	-	379,222	-	418,679
Net occupancy expenses	3,952	-	82,755	-	86,707
Equipment expenses	3,764	-	45,153	-	48,917
Other taxes	1,019	-	55,899	-	56,918
Professional fees	14,963	1,119	266,202	(229)	282,055
Communications	496	-	25,188	-	25,684
Business promotion	1,731	-	52,285	-	54,016
FDIC deposit insurance	-	-	40,307	-	40,307
Loss on early extinguishment of debt	-	-	532	-	532
Other real estate owned (OREO) expenses	6	-	49,605	-	49,611
Other operating expenses	(63,755)	435	161,216	(2,523)	95,373
Amortization of intangibles	-	-	8,160	-	8,160
Restructuring costs	-	-	26,725	-	26,725
Total operating expenses	1,633	1,554	1,193,249	(2,752)	1,193,684
(Loss) income before income tax
and equity in earnings of subsidiaries	(479,908)	(12,472)	360,147	2	(132,231)
Income tax expense	5,580	-	52,698	1	58,279
(Loss) income before equity in
earnings of subsidiaries	(485,488)	(12,472)	307,449	1	(190,510)
Equity in undistributed earnings of
subsidiaries	294,978	32,484	-	(327,462)	-
(Loss) Income from continuing operations	(190,510)	20,012	307,449	(327,461)	(190,510)
Loss from discontinued operations, net of tax	-	-	(122,980)	-	(122,980)
Equity in undistributed losses of
discontinued operations	(122,980)	(122,980)	-	245,960	-
Net (Loss) Income	$(313,490)	$(102,968)	$184,469	$(81,501)	$(313,490)
Comprehensive (loss) income , net of tax	$(354,617)	$(79,665)	$144,355	$(64,690)	$(354,617)

Condensed Consolidating Statement of Operations

	Year ended December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and dividend income:
Dividend income from subsidiaries	$37,000	$-	$-	$(37,000)	$-
Loans	4,543	-	1,478,526	(1,973)	1,481,096
Money market investments	127	5	3,462	(130)	3,464
Investment securities	13,123	322	139,427	(11,065)	141,807
Trading account securities	-	-	21,573	-	21,573
Total interest and dividend income	54,793	327	1,642,988	(50,168)	1,647,940
Interest expense:
Deposits	-	-	124,862	(5)	124,857
Short-term borrowings	-	974	39,555	(2,099)	38,430
Long-term debt	101,245	24,249	25,650	(11,065)	140,079
Total interest expense	101,245	25,223	190,067	(13,169)	303,366
Net interest (expense) income	(46,452)	(24,896)	1,452,921	(36,999)	1,344,574
Provision for loan losses- non-covered loans	398	-	536,312	-	536,710
Provision for loan losses- covered loans	-	-	69,396	-	69,396
Net interest (expense) income
after provision for loan losses	(46,850)	(24,896)	847,213	(36,999)	738,468
Service charges on deposit accounts	-	-	162,870	-	162,870
Other service fees	-	-	232,148	(2,797)	229,351
Mortgage banking activities	-	-	71,657	-	71,657
Net gain and valuation adjustments on
investment securities	7,966	-	-	-	7,966
Trading account profit (loss)	161	-	(13,644)	-	(13,483)
Net loss on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(52,708)	-	(52,708)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(37,054)	-	(37,054)
FDIC loss share expense	-	-	(82,051)	-	(82,051)
Other operating income	443,276	4,012	57,177	-	504,465
Total non-interest income	451,403	4,012	338,395	(2,797)	791,013
Operating expenses:
Personnel costs	31,086	-	397,611	-	428,697
Net occupancy expenses	3,685	2	82,964	-	86,651
Equipment expenses	4,084	-	41,944	-	46,028
Other taxes	413	-	57,615	-	58,028
Professional fees	13,099	72	265,181	(225)	278,127
Communications	421	-	24,964	-	25,385
Business promotion	1,838	-	57,615	-	59,453
FDIC deposit insurance	-	-	56,728	-	56,728
Loss on early extinguishment of debt	-	3,388	-	-	3,388
Other real estate owned (OREO) expenses	-	-	79,658	-	79,658
Other operating expenses	(53,926)	434	147,923	(2,555)	91,876
Amortization of intangibles	-	-	7,971	-	7,971
Total operating expenses	700	3,896	1,220,174	(2,780)	1,221,990
Income (loss) before income tax
and equity in earnings of subsidiaries	403,853	(24,780)	(34,566)	(37,016)	307,491
Income tax expense (benefit)	1,412	(1,710)	(250,887)	(142)	(251,327)
Income (loss) before equity in
earnings of subsidiaries	402,441	(23,070)	216,321	(36,874)	558,818
Equity in undistributed earnings of subsidiaries	156,377	54,417	-	(210,794)	-
Income from continuing operations	558,818	31,347	216,321	(247,668)	558,818
Income from discontinued operations, net of tax	-	-	40,509	-	40,509
Equity in undistributed losses of
discontinued operations	40,509	40,509	-	(81,018)	-
Net Income	$599,327	$71,856	$256,830	$(328,686)	$599,327
Comprehensive income (loss), net of tax	$513,450	$(5,897)	$173,754	$(167,857)	$513,450

Condensed Consolidating Statement of Operations

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries and	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	eliminations	entries	Consolidated
Interest and Dividend Income:
Dividend income from subsidiaries	$5,000	$-	$-	$(5,000)	$-
Loans	6,733	-	1,445,886	(3,392)	1,449,227
Money market investments	14	25	3,707	(43)	3,703
Investment securities	16,291	322	163,179	(11,160)	168,632
Trading account securities	-	-	22,824	-	22,824
Total interest and dividend income	28,038	347	1,635,596	(19,595)	1,644,386
Interest Expense:
Deposits	-	-	167,790	(25)	167,765
Short-term borrowings	6	151	50,055	(3,410)	46,802
Long-term debt	95,892	32,183	31,765	(11,648)	148,192
Total interest expense	95,898	32,334	249,610	(15,083)	362,759
Net interest (expense) income	(67,860)	(31,987)	1,385,986	(4,512)	1,281,627
Provision for loan losses- non-covered loans	404	-	321,830	-	322,234
Provision for loan losses- covered loans	-	-	74,839	-	74,839
Net interest (expense) income
after provision for loan losses	(68,264)	(31,987)	989,317	(4,512)	884,554
Service charges on deposit accounts	-	-	171,226	-	171,226
Other service fees	-	-	235,739	(3,224)	232,515
Mortgage banking activities	-	-	84,771	-	84,771
Net gain and valuation adjustments on
investment securities	-	-	(1,707)	-	(1,707)
Trading account profit	214	-	4,264	-	4,478
Net gain on sale of loans, including valuation
adjustments on loans held-for-sale	-	-	(29,414)	-	(29,414)
Adjustments (expense) to indemnity reserves
on loans sold	-	-	(21,198)	-	(21,198)
FDIC loss share (expense) income	-	-	(56,211)	-	(56,211)
Other operating income (loss)	41,966	707	84,356	-	127,029
Total non-interest income (loss)	42,180	707	471,826	(3,224)	511,489
Operating Expenses:
Personnel costs	29,779	-	404,554	-	434,333
Net occupancy expenses	3,434	3	81,250	-	84,687
Equipment expenses	3,831	-	39,787	-	43,618
Other taxes	2,209	-	47,635	-	49,844
Professional fees	11,042	42	260,680	(756)	271,008
Communications	464	-	25,223	-	25,687
Business promotion	1,823	-	58,961	-	60,784
FDIC deposit insurance	-	-	82,065	-	82,065
Loss on early extinguishment of debt	-	-	25,196	-	25,196
Other real estate owned (OREO) expenses	-	-	28,823	-	28,823
Other operating expenses	(50,877)	441	153,584	(2,365)	100,783
Amortization of intangibles	-	-	8,161	-	8,161
Total operating expenses	1,705	486	1,215,919	(3,121)	1,214,989
(Loss) income before income tax and
equity in earnings of subsidiaries	(27,789)	(31,766)	245,224	(4,615)	181,054
Income tax expense (benefit)	1,702	-	(28,147)	42	(26,403)
(Loss) income before equity in
earnings of subsidiaries	(29,491)	(31,766)	273,371	(4,657)	207,457
Equity in undistributed earnings (losses)
of subsidiaries	236,948	(4,935)	-	(232,013)	0
Income (loss) from continuing operations	$207,457	$(36,701)	$273,371	$(236,670)	$207,457
Income from discontinued operations, net of tax	-	-	37,818	-	37,818
Equity in undistributed earnings of
discontinued operations	37,818	37,818	-	(75,636)	-
Net income	245,275	$1,117	311,189	(312,306)	245,275
Comprehensive income, net of tax	$184,955	$(5,444)	$248,507	$(243,063)	$184,955

Schedule of Condensed Cash Flow Statement [Table Text Block]
	Year ended December 31, 2014
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net (loss) income	$(313,490)	$(102,968)	$184,469	$(81,501)	$(313,490)

Adjustments to reconcile net (loss) income to net
cash (used in) provided by operating activities:
Equity in undistributed (earnings) losses of subsidiaries	(171,998)	90,496	-	81,502	-
(Reversal of provision) provision for loan losses	(200)	-	263,569	-	263,369
Goodwill impairment losses	-	-	186,511	-	186,511
Amortization of intangibles	-	-	9,434	-	9,434
Depreciation and amortization of premises and
equipment	648	-	46,489	-	47,137
Net accretion of discounts and amortization
of premiums and deferred fees	404,461	-	(125,885)	-	278,576
Fair value adjustments on mortgage servicing rights	-	-	24,683	-	24,683
FDIC loss share expense	-	-	103,024	-	103,024
Adjustments (expense) to indemnity reserves on
loans sold	-	-	40,629	-	40,629
Earnings from investments under the
equity method	(12,291)	16	(27,303)	-	(39,578)
Deferred income tax expense	8,203	-	35,308	1	43,512
Loss (gain) on:
Disposition of premises and equipment	1	-	(1,717)	-	(1,716)
Sale and valuation adjustments of investment
securities	-	-	870	-	870
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(88,724)	-	(88,724)
Sale of foreclosed assets, including write-downs	-	-	28,005	-	28,005
Disposal of discontinued business	-	-	(38,355)	-	(38,355)
Acquisitions of loans held-for-sale	-	-	(308,600)	-	(308,600)
Proceeds from sale of loans held-for-sale	-	-	123,375	-	123,375
Net originations on loans held-for-sale	-	-	(753,312)	-	(753,312)
Net (increase) decrease in:
Trading securities	(288)	-	1,105,662	-	1,105,374
Accrued income receivable	(12)	2	9,712	17	9,719
Other assets	4,099	(7,124)	158,585	(23,060)	132,500
Net increase (decrease) in:
Interest payable	7,066	20	(7,776)	(17)	(707)
Pension and other postretirement benefits
obligations	-	-	(10,171)	-	(10,171)
Other liabilities	(180)	(32,391)	40,449	23,059	30,937
Total adjustments	239,509	51,019	814,462	81,502	1,186,492
Net cash (used in) provided by operating activities	(73,981)	(51,949)	998,931	1	873,002

Cash flows from investing activities:
Net (increase) decrease in money market investments	(1,026)	4,447	(963,907)	(3,447)	(963,933)
Purchases of investment securities:
Available-for-sale	-	-	(2,001,940)	-	(2,001,940)
Held-to-maturity	-	-	(1,000)	-	(1,000)
Other	-	-	(110,010)	-	(110,010)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,722,650	-	1,722,650
Held-to-maturity	-	-	39,962	-	39,962
Other	1,000	-	91,752	-	92,752
Proceeds from sale of investment securities:
Available for sale	-	-	310,210	-	310,210
Other	-	-	37,104	-	37,104
Net repayments on loans	465,452	-	776,179	(465,731)	775,900
Proceeds from sale of loans	-	-	355,145	-	355,145
Acquisition of loan portfolios	-	-	(389,067)	-	(389,067)
Net payments from FDIC under loss sharing
agreements	-	-	256,498	-	256,498
Cash paid related to business acquisitions	-	-	(6,330)	-	(6,330)
Capital contribution to subsidiary	(100,000)	-	-	100,000	-
Return of capital from wholly-owned subsidiaries	210,000	250,000	-	(460,000)	-
Net cash disbursed from disposal of discontinued business	-	-	(205,895)	-	(205,895)
Acquisition of premises and equipment	(1,075)	-	(49,971)	-	(51,046)
Proceeds from sale of:
Premises and equipment	48	-	14,289	-	14,337
Foreclosed assets	-	-	150,115	-	150,115
Net cash provided by investing activities	574,399	254,447	25,784	(829,178)	25,452

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	115,453	(6,438)	109,015
Federal funds purchased and assets sold
under agreements to repurchase	-	-	(387,635)	-	(387,635)
Other short-term borrowings	-	8,169	(853,900)	465,731	(380,000)
Payments of notes payable	(936,000)	(675)	(122,615)	-	(1,059,290)
Proceeds from issuance of notes payable	450,000	-	331,905	-	781,905
Proceeds from issuance of common stock	5,394	-	-	-	5,394
Dividends paid	(3,723)	-	-	-	(3,723)
Repurchase of TARP-related warrants	(3,000)	-	-	-	(3,000)
Net payments for repurchase of common stock	(3,236)	-	-	-	(3,236)
Return of capital to parent company	-	(210,000)	(250,000)	460,000	-
Capital contribution from parent	-	-	100,000	(100,000)	-
Net cash used in financing activities	(490,565)	(202,506)	(1,066,792)	819,293	(940,570)
Net increase (decrease) in cash and due from banks	9,853	(8)	(42,077)	(9,884)	(42,116)
Cash and due from banks at beginning of period	10,595	616	422,967	(10,967)	423,211
Cash and due from banks at end of period	$20,448	$608	$380,890	$(20,851)	$381,095
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

	Year ended December 31, 2013
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$599,327	$71,856	$256,830	$(328,686)	$599,327

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(196,886)	(94,926)	-	291,812	-
Provision for loan losses	398	-	602,165	-	602,563
Amortization of intangibles	-	-	9,883	-	9,883
Depreciation and amortization of premises and
equipment	641	2	47,519	-	48,162
Net accretion of discounts and amortization
of premiums and deferred fees	30,467	444	(109,915)	-	(79,004)
Fair value adjustments on mortgage servicing rights	-	-	11,403	-	11,403
FDIC loss share expense	-	-	82,051	-	82,051
Adjustments (expense) to indemnity reserves on
loans sold	-	-	37,054	-	37,054
Earnings from investments under the equity
method	(17,308)	(3,946)	(21,619)	-	(42,873)
Deferred income tax benefit	(10,937)	(1,710)	(275,965)	(142)	(288,754)
Loss (gain) on:
Disposition of premises and equipment	49	(66)	(3,375)	-	(3,392)
Sale and valuation adjustments of investment
securities	(2,110)	-	-	-	(2,110)
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	22,411	-	22,411
Sale of stock in equity method investee	(416,113)	-	-	-	(416,113)
Sale of foreclosed assets, including write-downs	-	-	50,740	-	50,740
Acquisitions of loans held-for-sale	-	-	(390,018)	-	(390,018)
Proceeds from sale of loans held-for-sale	-	-	218,379	-	218,379
Net originations on loans held-for-sale	-	-	(1,049,474)	-	(1,049,474)
Net (increase) decrease in:
Trading securities	(94)	-	1,430,929	-	1,430,835
Accrued income receivable	1,612	(2)	(7,104)	(315)	(5,809)
Other assets	5,445	(1,818)	(3,027)	2,227	2,827
Net increase (decrease) in:
Interest payable	2,704	(506)	(4,663)	(1)	(2,466)
Pension and other postretirement benefits
obligations	-	-	10,635	-	10,635
Other liabilities	(5,507)	(2,370)	(17,179)	(1,896)	(26,952)
Total adjustments	(607,639)	(104,898)	640,830	291,685	219,978
Net cash (used in) provided by operating activities	(8,312)	(33,042)	897,660	(37,001)	819,305

Cash flows from investing activities:
Net (increase) decrease in money market investments	(147)	(3,937)	227,274	3,937	227,127
Purchases of investment securities:
Available-for-sale	-	-	(2,257,976)	-	(2,257,976)
Held-to-maturity	-	-	(250)	-	(250)
Other	-	-	(178,093)	-	(178,093)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	35,000	-	1,788,474	-	1,823,474
Held-to-maturity	-	-	4,632	-	4,632
Other	-	-	181,784	-	181,784
Proceeds from sale of investment securities:
Available for sale	5,438	-	-	-	5,438
Net (originations) repayments on loans	(233,745)	-	625,364	289,200	680,819
Proceeds from sale of loans	-	-	333,021	-	333,021
Acquisition of loan portfolios	-	-	(1,592,603)	-	(1,592,603)
Net payments from FDIC under loss sharing
agreements	-	-	396,223	-	396,223
Return of capital from equity method investments	-	491	-	-	491
Proceeds from sale of sale of stock in
equity method investee	481,377	-	-	-	481,377
Capital contribution to subsidiary	(272,500)	-	-	272,500	-
Mortgage servicing rights purchased	-	-	(45)	-	(45)
Acquisition of premises and equipment	(352)	-	(38,221)	-	(38,573)
Proceeds from sale of:
Premises and equipment	33	180	9,877	-	10,090
Foreclosed assets	-	-	226,063	-	226,063
Net cash provided by investing activities	15,104	(3,266)	(274,476)	565,637	302,999

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(310,417)	(12,987)	(323,404)
Assets sold under agreements to
repurchase	-	-	(357,460)	-	(357,460)
Other short-term borrowings	-	-	54,200	(289,200)	(235,000)
Payments of notes payable	-	(236,200)	(95,831)	-	(332,031)
Proceeds from issuance of notes payable	-	-	106,739	-	106,739
Proceeds from issuance of common stock	6,860	-	-	-	6,860
Dividends paid to parent company	-	-	(37,000)	37,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Net payments for repurchase of common stock	(437)	-	-	-	(437)
Capital contribution from parent	-	272,500	-	(272,500)	-
Net cash provided by (used in) financing activities	2,700	36,300	(639,769)	(537,687)	(1,138,456)
Net increase (decrease) in cash and due from banks	9,492	(8)	(16,585)	(9,051)	(16,152)
Cash and due from banks at beginning of period	1,103	624	439,552	(1,916)	439,363
Cash and due from banks at end of period	$10,595	$616	$422,967	$(10,967)	$423,211
The Condensed Consolidating Statements of Cash Flows include the cash flows from operating, investing and financing activities associated with discontinued operations.

	Year ended December 31, 2012
			All other
	Popular, Inc.	PNA	subsidiaries	Elimination	Popular, Inc.
(In thousands)	Holding Co.	Holding Co.	and eliminations	entries	Consolidated

Cash flows from operating activities:

Net income	$245,275	$1,117	$311,189	$(312,306)	$245,275

Adjustments to reconcile net income to net
cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(274,766)	(32,883)	-	307,649	-
Provision for loan losses	404	-	408,537	-	408,941
Amortization of intangibles	-	-	10,072	-	10,072
Depreciation and amortization of premises and					-
equipment	653	3	46,080	-	46,736
Net accretion of discounts and amortization
of premiums and deferred fees	29,058	112	(66,582)	(487)	(37,899)
Fair value adjustments on mortgage servicing rights	-	-	17,406	-	17,406
FDIC loss share expense	-	-	56,211	-	56,211
Amortization of prepaid FDIC assessment	-	-	32,778	-	32,778
Adjustments (expense) to indemnity reserves on
loans sold	-	-	21,198	-	21,198
Earnings from investments under the equity
method	(40,505)	(706)	(32,267)	-	(73,478)
Deferred income tax benefit	(14,109)	-	(121,424)	42	(135,491)
Loss (gain) on:
Disposition of premises and equipment	2	-	(8,621)	-	(8,619)
Sale and valuation adjustments of investment
securities	-	-	1,707	-	1,707
Sale of loans, including valuation adjustments on
loans held for sale and mortgage banking activities	-	-	(48,765)	-	(48,765)
Sale of other assets	-	-	(2,545)	-	(2,545)
Sale of foreclosed assets, including write-downs	-	-	(4,511)	-	(4,511)
Acquisitions of loans held-for-sale	-	-	(417,108)	-	(417,108)
Proceeds from sale of loans held-for-sale	-	-	325,014	-	325,014
Net disbursements on loans held-for-sale	-	-	(1,233,240)	-	(1,233,240)
Net (increase) decrease in:
Trading securities	(1,259)	-	1,389,169	-	1,387,910
Accrued income receivable	(163)	-	(405)	49	(519)
Other assets	8,859	313	(11,972)	(16,590)	(19,390)
Net increase (decrease) in:
Interest payable	-	(126)	(9,091)	53	(9,164)
Pension and other postretirement benefits
obligations	-	-	(40,241)	-	(40,241)
Other liabilities	2,581	(25)	(473)	(235)	1,848
Total adjustments	(289,245)	(33,312)	310,927	290,481	278,851
Net cash (used in) provided by operating activities	(43,970)	(32,195)	622,116	(21,825)	524,126

Cash flows from investing activities:

Net decrease (increase) in money market investments	23,665	(315)	290,990	(23,746)	290,594
Purchases of investment securities:
Available-for-sale	-	-	(1,843,922)	-	(1,843,922)
Held-to-maturity	-	-	(25,792)	-	(25,792)
Other	-	-	(212,419)	-	(212,419)
Proceeds from calls, paydowns, maturities and
redemptions of investment securities:
Available-for-sale	-	-	1,636,723	-	1,636,723
Held-to-maturity	-	-	9,751	-	9,751
Other	-	-	206,856	-	206,856
Proceeds from sale of investment securities:
Available for sale	-	-	52,058	-	52,058
Net (disbursements) repayments on loans	(36,262)	-	628,963	36,305	629,006
Proceeds from sale of loans	-	-	68,396	-	68,396
Acquisition of loan portfolios	-	-	(1,357,628)	-	(1,357,628)
Net payments from FDIC under loss sharing
agreements	-	-	462,016	-	462,016
Return of capital from equity method investments	150,194	1,002	-	-	151,196
Capital contribution to subsidiary	(103,500)	-	-	103,500	-
Mortgage servicing rights purchased	-	-	(2,231)	-	(2,231)
Acquisition of premises and equipment	(691)	-	(54,208)	-	(54,899)
Proceeds from sale of:
Premises and equipment	73	-	19,768	-	19,841
Other productive assets	-	-	1,026	-	1,026
Foreclosed assets	-	-	206,070	-	206,070
Net cash provided by investing activities	33,479	687	86,417	116,059	236,642

Cash flows from financing activities:
Net increase (decrease) in:
Deposits	-	-	(991,097)	21,501	(969,596)
Assets sold under agreements to
repurchase	-	-	(148,405)	24,060	(124,345)
Other short-term borrowings	-	(30,500)	406,900	(36,400)	340,000
Payments of notes payable	-	(41,800)	(173,098)	-	(214,898)
Proceeds from issuance of notes payable	-	-	106,923	-	106,923
Proceeds from issuance of common stock	9,402	-	-	-	9,402
Dividends paid to parent company	-	-	(5,000)	5,000	-
Dividends paid	(3,723)	-	-	-	(3,723)
Payments for repurchase of common stock	(450)	-	-	-	(450)
Capital contribution from parent	-	103,500	-	(103,500)	-
Net cash provided by (used in) financing activities	5,229	31,200	(803,777)	(89,339)	(856,687)
Net decrease in cash and due from banks	(5,262)	(308)	(95,244)	4,895	(95,919)
Cash and due from banks at beginning of period	6,365	932	534,796	(6,811)	535,282
Cash and due from banks at end of period	$1,103	$624	$439,552	$(1,916)	$439,363

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2015	$328,917
2016	250,966
2017	82,983
2018	106,934
2019	463,270
Later years	478,758
Total notes payable	$1,711,828

Parent Company [Member]
Schedule of Condensed Balance Sheet [Table Text Block]
Condensed Statements of Condition
	December 31,
(In thousands)	2014	2013
ASSETS
Cash and due from banks (includes $20,269 due from bank subsidiary (2013 - $10,411))	$20,448	$10,595
Money market investments	19,747	18,721
Trading account securities	1,640	1,353

Investment securities available-for-sale, at fair value	231	204
Investment securities held-to-maturity, at amortized cost (2012 - includes $185,000 in subordinated
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2013 - $9,725))[1]	9,850	10,850
Investment in BPPR and subsidiaries, at equity	3,389,529	3,127,745
Investment in Popular North America and subsidiaries, at equity	1,221,670	1,511,335
Investment in other non-bank subsidiaries, at equity	267,667	217,486
Advances to subsidiaries	53,769	519,500
Loans to affiliates	-	-
Other loans	1,717	1,592
Less - Allowance for loan losses	41	304
Premises and equipment	2,512	2,135
Investment in equity method investees	47,837	41,248
Other assets (includes $867 due from subsidiaries and affiliate (2013 - $1,085))	20,845	25,947
Total assets	$5,057,421	$5,488,407

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$740,812	$822,351
Other liabilities (includes $4,583 due to subsidiaries and affiliate (2013 - $929))	49,226	39,906
Stockholders’ equity	4,267,383	4,626,150
Total liabilities and stockholders’ equity	$5,057,421	$5,488,407
[1] Refer to Note 26 to the consolidated financial statements for information on the statutory trusts.

Schedule of Condensed Income Statement [Table Text Block]
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2014	2013	2012
Income:
Dividends from subsidiaries	$-	$37,000	$5,000
Interest income (includes $1,829 due from subsidiaries and affiliates (2013 - $17,551;
2012 - $22,891))	1,931	17,793	23,038
Earnings from investments in equity method investees	12,291	17,308	40,505
Other operating income	-	425,968	1,461
Gain on sale and valuation adjustment of investment securities	-	7,966	-
Trading account (loss) profit	(40)	161	214
Total income	14,182	506,196	70,218
Expenses:
Interest expense	492,657	101,245	95,898
(Reversal of provision) provision for loan losses	(200)	398	404
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $6,882 (2013 - $8,412; 2012 - $9,487)), net of reimbursement by subsidiaries for services
provided by parent of $67,021 (2013 - $60,402; 2012 - $58,577)	1,633	700	1,705
Total expenses	494,090	102,343	98,007
(Loss) income before income taxes and equity in undistributed
earnings of subsidiaries	(479,908)	403,853	(27,789)
Income taxes	5,580	1,412	1,702
(Loss) income before equity in undistributed earnings of subsidiaries	(485,488)	402,441	(29,491)
Equity in undistributed earnings of subsidiaries	294,978	156,377	236,948
(Loss) income from continuing operations	(190,510)	558,818	207,457
Equity in undistributed (losses) earnings of discontinued operations	(122,980)	40,509	37,818
Net (loss) income	$(313,490)	$599,327	$245,275
Comprehensive (loss) income, net of tax	$(354,617)	$513,450	$184,955

Schedule of Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2014	2013	2012
Cash flows from operating activities:
Net (loss) income	$(313,490)	$599,327	$245,275
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(171,998)	(196,886)	(274,766)
(Reversal of provision) provision for loan losses	(200)	398	404
Net accretion of discounts and amortization of premiums and deferred fees	404,461	30,467	29,058
Earnings from investments under the equity method	(12,291)	(17,308)	(40,505)
Deferred income tax (benefit) expense	8,203	(10,937)	(14,109)
(Gain) loss on:
Sale and valuation adjustments of investment securities	-	(2,110)	-
Sale of stock in equity method investee	-	(416,113)	-
Net (increase) decrease in:
Trading securities	(288)	(94)	(1,259)
Other assets	4,736	7,747	9,351
Net increase (decrease) in:
Interest payable	7,066	2,704	-
Other liabilities	(180)	(5,507)	2,581
Total adjustments	239,509	(607,639)	(289,245)
Net cash used in operating activities	(73,981)	(8,312)	(43,970)
Cash flows from investing activities:
Net (increase) decrease in money market investments	(1,026)	(147)	23,665
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	-	35,000	-
Other	1,000	-	-
Proceeds from sale of investment securities:
Available-for-sale	-	5,438	-
Capital contribution to subsidiaries	(100,000)	(272,500)	(103,500)
Net decrease (increase) in advances to subsidiaries and affiliates	465,731	(234,014)	(36,400)
Net (originations) repayments on other loans	(279)	269	138
Return of capital from equity method investments	210,000	-	150,194
Proceeds from sale of stock in equity method investee	-	481,377	-
Acquisition of premises and equipment	(1,075)	(352)	(691)
Proceeds from sale of:
Premises and equipment	48	33	73
Net cash provided by investing activities	574,399	15,104	33,479
Cash flows from financing activities:
Payments of notes payable and subordinated notes	(936,000)	-	-
Proceeds from issuance of notes payable	450,000	-	-
Proceeds from issuance of common stock	5,394	6,860	9,402
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP-related warrants	(3,000)	-	-
Net payments for repurchase of common stock	(3,236)	(437)	(450)
Net cash (used in) provided by financing activities	(490,565)	2,700	5,229
Net increase (decrease) in cash and due from banks	9,853	9,492	(5,262)
Cash and due from banks at beginning of period	10,595	1,103	6,365
Cash and due from banks at end of period	$20,448	$10,595	$1,103

Maturity Distribution Of Debt Securities [Text Block]
Year	(In thousands)
2015	$-
2016	-
2017	-
2018	-
2019	450,000
Later years	290,812
Subtotal	740,812
Total	$740,812